BUSINESS COMBINATIONS (Details) - $ / shares	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 19, 2014	Dec. 31, 2013
Business Combinations
Common stock par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Multimedia Games Holding Company Inc
Business Combinations
Common stock par value (in dollars per share)				$ 0.01